ORGANIZATION AND NATURE OF OPERATIONS - Going concern basis of accounting (Details) ₫ in Millions		12 Months Ended
	Oct. 20, 2023 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫) [1]	Dec. 31, 2022 VND (₫)		Dec. 31, 2024 USD ($)
ORGANIZATION AND NATURE OF OPERATIONS
Net losses		₫ (77,354,949)	$ (3,178,752,784)	₫ (60,250,348)	₫ (52,958,697)	[1]
Accumulated losses		(267,792,169)		(190,502,556)			$ (11,004,403,904)
Net current liability position | ₫		106,727,000
Cash and cash equivalents		3,306,793		4,095,472	4,361,631		$ 135,886,295
Cash flows from operating activities		₫ (30,468,461)	$ (1,252,042,779)	₫ (50,270,617)	₫ (47,867,646)	[1]
Standby Equity Subscription Agreement with Yorkville
ORGANIZATION AND NATURE OF OPERATIONS
Subscription of agreement	3 years
Subscription amount | $	$ 1,000,000,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).